7. SHORT-TERM DEBT, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt Net Details
Acacia International Ltd	$ 300,000
Conquistador Shipping Corporation	1,000,000
Cancellation loan fee	110,000
Total short-term debt	1,410,000
Debt issuance costs	(30,000)
Amortization of debt discount	1,989
Total short-term debt, net	$ 1,381,989